Silver and Gold Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Silver interests [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	$ 1,044,132	$ 1,100,250
Non- Depletable	1,036,556	1,335,749
Total	2,080,688	2,435,999
Silver interests [member] | San Dimas [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	38,110	35,023
Non- Depletable	96,752	105,552
Total	134,862	140,575
Silver interests [member] | Penasquito [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	293,968	282,547
Non- Depletable	109,282	135,530
Total	403,250	418,077
Silver interests [member] | Antamina [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	380,738	431,170
Non- Depletable	376,900	384,636
Total	757,638	815,806
Silver interests [member] | Constancia [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	240,950	255,119
Non- Depletable	20,853	20,852
Total	261,803	275,971
Silver interests [member] | Other Silver Interests [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	90,366	96,391
Non- Depletable	432,769	689,179
Total	523,135	785,570
Gold interests [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	2,683,804	2,818,147
Non- Depletable	658,785	665,126
Total	3,342,589	3,483,273
Gold interests [member] | Sudbury [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	315,421	333,868
Non- Depletable	64,567	67,667
Total	379,988	401,535
Gold interests [member] | Salobo [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	2,224,133	2,315,355
Non- Depletable	584,599	589,480
Total	2,808,732	2,904,835
Gold interests [member] | Constancia [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	112,432	117,691
Non- Depletable	9,619	7,979
Total	122,051	125,670
Gold interests [member] | Other Gold Interests [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	31,818	51,233
Total	31,818	51,233
Silver and gold interests [member]
Disclosure of Silver and Gold Stream Interests [line items]
Depletable	3,727,936	3,918,397
Non- Depletable	1,695,341	2,000,875
Total	$ 5,423,277	$ 5,919,272